Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer pay. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
Pay Versus Performance Table
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.

PAY VERSUS PERFORMANCE
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (4) ($)	Revenue (millions) (5) ($)
					Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (3) ($)
2025	$41,495,833	$67,934,932	$7,273,704	$12,142,451	$147	$63	($245.0)	$1,271.8
2024	$28,555,040	$28,627,606	$3,677,546	$2,867,706	$84	$87	($705.8)	$693.4

(1)
Represents the amount of total compensation reported for Eric Lefkofsky (our Chief Executive Officer and Founder) and the average total compensation for our non-PEO
NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.” The following individuals are our PEO and other non-PEO
NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Eric Lefkofsky	James Rogers, Ryan Fukushima, Andrew Polovin, and Erik Phelps
2024	Eric Lefkofsky	Ryan Fukushima and Andrew Polovin

(2)
Represents the amount of CAP to Mr. Lefkofsky and the average amount of CAP to our
Non-PEO
NEOs, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned, realized or received by our PEO and NEOs during the applicable year (as listed above). In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the reported total compensation for each year to determine the CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation (a)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY (b)	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End (c)	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End (d)	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY (e)	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY (f)	Total Equity Award Adjustments (g) (g=c+d+e+f)	Compensation Actually Paid (CAP) (a - b + g)
2025	PEO	$41,495,833	$39,992,500	$40,822,500	$13,277,250	$0	$12,331,849	$66,431,599	$67,934,932
	Average Non-PEO NEOs	$7,273,704	$6,388,434	$6,254,007	$2,509,236	$261,583	$2,232,355	$11,257,181	$12,142,451

2024	PEO	$28,555,040	$27,750,000	$22,788,000	($1,234,748)	$3,389,250	$2,880,064	$27,822,566	$28,627,606
	Average Non-PEO NEOs	$3,677,546	$3,030,800	$2,532,000	($521,988)	$0	$210,949	$2,220,961	$2,867,706

*
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Equity award fair values are calculated in accordance with FASB ASC Topic 718.

(3)
Represents the cumulative total shareholder return (“TSR”) of our common stock and the cumulative TSR on the Nasdaq Biotech Index (the “Peer Group TSR”), which is the same peer group used for the Stock Return Performance Graph included in our Annual Report on Form
10-K,
through December 31, 2025. The table assumes $100 was invested at the market close on June 14, 2024, which was the first day our common stock began trading. Our TSR shown is based on historical results and is not intended to suggest future performance.

(4)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
(5)
We have identified Revenue as the most important financial performance measure used by us to link compensation actually paid to our PEO and
Non-PEO
NEOs for fiscal year 2025, to our performance, as this measure is used to determine executive compensation, including as a key metric that determined funding under our bonus plan for 2025.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Represents the amount of total compensation reported for Eric Lefkofsky (our Chief Executive Officer and Founder) and the average total compensation for our non-PEO
NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.” The following individuals are our PEO and other non-PEO
NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Eric Lefkofsky	James Rogers, Ryan Fukushima, Andrew Polovin, and Erik Phelps
2024	Eric Lefkofsky	Ryan Fukushima and Andrew Polovin

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return (“TSR”) of our common stock and the cumulative TSR on the Nasdaq Biotech Index (the “Peer Group TSR”), which is the same peer group used for the Stock Return Performance Graph included in our Annual Report on Form
10-K,
	through December 31, 2025. The table assumes $100 was invested at the market close on June 14, 2024, which was the first day our common stock began trading. Our TSR shown is based on historical results and is not intended to suggest future performance.
PEO Total Compensation Amount	$ 41,495,833	$ 28,555,040
PEO Actually Paid Compensation Amount	$ 67,934,932	28,627,606
Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of CAP to Mr. Lefkofsky and the average amount of CAP to our
Non-PEO
NEOs, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned, realized or received by our PEO and NEOs during the applicable year (as listed above). In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the reported total compensation for each year to determine the CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation (a)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY (b)	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End (c)	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End (d)	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY (e)	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY (f)	Total Equity Award Adjustments (g) (g=c+d+e+f)	Compensation Actually Paid (CAP) (a - b + g)
2025	PEO	$41,495,833	$39,992,500	$40,822,500	$13,277,250	$0	$12,331,849	$66,431,599	$67,934,932
	Average Non-PEO NEOs	$7,273,704	$6,388,434	$6,254,007	$2,509,236	$261,583	$2,232,355	$11,257,181	$12,142,451

2024	PEO	$28,555,040	$27,750,000	$22,788,000	($1,234,748)	$3,389,250	$2,880,064	$27,822,566	$28,627,606
	Average Non-PEO NEOs	$3,677,546	$3,030,800	$2,532,000	($521,988)	$0	$210,949	$2,220,961	$2,867,706

Non-PEO NEO Average Total Compensation Amount	$ 7,273,704	3,677,546
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,142,451	2,867,706
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Represents the amount of CAP to Mr. Lefkofsky and the average amount of CAP to our
Non-PEO
NEOs, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned, realized or received by our PEO and NEOs during the applicable year (as listed above). In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the reported total compensation for each year to determine the CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation (a)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY (b)	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End (c)	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End (d)	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY (e)	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY (f)	Total Equity Award Adjustments (g) (g=c+d+e+f)	Compensation Actually Paid (CAP) (a - b + g)
2025	PEO	$41,495,833	$39,992,500	$40,822,500	$13,277,250	$0	$12,331,849	$66,431,599	$67,934,932
	Average Non-PEO NEOs	$7,273,704	$6,388,434	$6,254,007	$2,509,236	$261,583	$2,232,355	$11,257,181	$12,142,451

2024	PEO	$28,555,040	$27,750,000	$22,788,000	($1,234,748)	$3,389,250	$2,880,064	$27,822,566	$28,627,606
	Average Non-PEO NEOs	$3,677,546	$3,030,800	$2,532,000	($521,988)	$0	$210,949	$2,220,961	$2,867,706

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR of the Company and Peer Group
The chart below shows the relationship between the (i) CAP to our PEO and the average CAP to our non-PEO
NEOs, and (ii) to the Company’s cumulative TSR over the two years presented in the table relative to the selected Peer Group (Nasdaq Biotechnology Index).

Compensation Actually Paid vs. Net Income
CAP and Net Income (Loss)
The chart below shows the relationship between the (i) CAP to our PEO and the average CAP to our non-PEO
NEOs, and (ii) our net income (loss) over the periods presented in the
Pay-Versus-Performance
Table.

Compensation Actually Paid vs. Company Selected Measure
CAP and Revenue
The chart below shows the relationship between the (i) CAP to our PEO and the average CAP to our non-PEO
NEOs, and (ii) our annual revenue over the periods presented in the
Pay-Versus-Performance
Table.

Total Shareholder Return Vs Peer Group
CAP and Cumulative TSR of the Company and Peer Group
The chart below shows the relationship between the (i) CAP to our PEO and the average CAP to our non-PEO
NEOs, and (ii) to the Company’s cumulative TSR over the two years presented in the table relative to the selected Peer Group (Nasdaq Biotechnology Index).

Tabular List, Table
Required Tabular Disclosure of Most Important Financial Performance Measures
The most important financial performance measures used by the company to link compensation actually paid to the company’s NEOs for the most recently completed fiscal year to the company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation programs, please see “Compensation Discussion and Analysis” beginning on page 28.

•	Revenue

•	Adjusted EBITDA (see Appendix A for a discussion and reconciliation of this non-GAAP measure)

•	Relative TSR

Total Shareholder Return Amount	$ 147	84
Peer Group Total Shareholder Return Amount	63	87
Net Income (Loss)	$ (245,000,000)	$ (705,800,000)
Company Selected Measure Amount	1,271.8	693.4
PEO Name	Eric Lefkofsky
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (39,992,500)	$ (27,750,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,431,599	27,822,566
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,822,500	22,788,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,277,250	(1,234,748)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,389,250
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,331,849	2,880,064
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,388,434)	(3,030,800)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,257,181	2,220,961
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,254,007	2,532,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,509,236	(521,988)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,583	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,232,355	$ 210,949